Securities Purchased Under Agreements To Resell And Collateral Pledged By Counterparties (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Securities Purchased under Agreements to Resell [Abstract]
Gross amounts of recognized assets	$ 725,609	$ 613,682
Gross amounts offset in the Statements of Condition	0	0
Net amounts of assets presented in the Statements of Condition	725,609	613,682
Offsetting securities sold under agreements to repurchase	(259)	(1,628)
Securities collateral (not recognized on FHN’s Statements of Condition)	(720,036)	(603,813)
Net amount	$ 5,314	$ 8,241